ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

	December 31,
	2019	2020
	RMB	RMB
Accounts receivable:
Gross	34,634	43,191
Unearned interest	(217)	(995)
Total accounts receivable	34,417	42,196
Less: allowance for credit losses	2,251	9,214
Accounts receivable, net	32,166	32,982

Summary of classification of accounts receivable

	December 31,
	2019	2020
	RMB	RMB
Accounts receivable – current portion	31,442	32,790
Accounts receivable – non-current portion	724	192
Total accounts receivable, net	32,166	32,982

Summary of allowance for doubtful accounts

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	2,251
Additions charged to bad debt expense	—	2,251	6,963
Balance at the end of the year	—	2,251	9,214